Business Combination - Pro forma results of operations (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Unaudited pro forma results of operations
Pro forma revenue					¥ 6,997,299	¥ 4,762,499
Pro forma income from operations					1,599,022	637,460
Pro forma net income attributable to the Group					¥ 1,154,382	¥ 434,133
Pro forma net income per share
Basic (in dollars per share) | ¥ / shares					¥ 1.86	¥ 0.72
Diluted (in dollars per share) | ¥ / shares					¥ 1.86	¥ 0.72
Gain on deemed disposal of equity method investments			$ 1,376	¥ 9,551	¥ 224,148
Total revenue			1,409,876	9,788,768	6,086,455	¥ 3,903,572
Net Income			$ 295,493	¥ 2,051,603	1,331,618	¥ 406,003
2015 Acquisitions of Network Partners
Pro forma net income per share
Gain on deemed disposal of equity method investments	¥ 224,148				¥ 224,148
Total revenue		¥ 291,688
Net Income		¥ 15,594